Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue	$ 2,033,999	$ 2,015,320
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	507,997	496,118
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	310,359	309,562
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	469,397	475,299
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 746,246	$ 734,341